Fair Value Measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2020	May 29, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, fair value	$ 162,800	$ 154,900
Debt, carrying value	$ 160,304	$ 147,800
5-Year Private Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants term	5 years
Outstanding warrants (in shares)	9,478,830	9,888,415			0
Seller Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding warrants (in shares)	12,721,901	12,721,901	12,700,000	12,700,000	12,721,901